COMBINED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Net Parent Investment	Common Stock Par Value	Additional Paid-In Capital	Dividends in Excess of Net Income	Total CCP Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2011	$ 2,328,944
Increase (decrease) in stockholders' equity
Net change in noncontrolling interest	4,292
Ending Balance at Dec. 31, 2012	2,265,524
Increase (decrease) in stockholders' equity
Net change in noncontrolling interest	242
Ending Balance at Dec. 31, 2013	2,191,300	$ 2,186,201	$ 0	$ 0	$ 0	$ 2,186,201	$ 5,099
Increase (decrease) in stockholders' equity
Net income attributable to CCP	157,595	157,595				157,595
Net change in noncontrolling interest	(236)	0					(236)
Net distribution to parent	(225,580)	(225,580)				(225,580)
Ending Balance at Dec. 31, 2014	2,123,079	2,118,216	0	0	0	2,118,216	4,863
Increase (decrease) in stockholders' equity
Net income attributable to CCP	111,370	98,700			12,670	111,370
Net change in noncontrolling interest	(153)	0					(153)
Net distribution to parent	(1,273,000)	(1,273,000)				(1,273,000)
Net contribution from parent prior to separation	306,629	306,629				306,629
Issuance of common stock at separation	835		835			835
Issuance of common stock for acquisition	11,546		3	11,543		11,546
Transfer of remaining net parent investment to additional paid-in capital		(1,250,545)		1,250,545
Stock-based compensation	1,760			1,760		1,760
Dividends to common stockholders - $0.57 per share	(47,754)				(47,754)	(47,754)
Ending Balance at Sep. 30, 2015	$ 1,234,312	$ 0	$ 838	$ 1,263,848	$ (35,084)	$ 1,229,602	$ 4,710